Share-Based Compensation - Information Regarding Currently Outstanding and Exercisable Options (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 0
Options Outstanding, Number of Shares	395,185	296,256
Options Outstanding Weighted- Average Remaining Contractual Term (in years)	7 years 2 months 27 days	7 years 2 months 27 days
Options Exercisable Number of Shares	170,167
Options Exercisable Weighted- Average Remaining Contractual Term (in years)	5 years 8 months 16 days
0.75
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 0.75
Options Outstanding, Number of Shares	12,000
Options Outstanding Weighted- Average Remaining Contractual Term (in years)	2 years 6 months
Options Exercisable Number of Shares	12,000
Options Exercisable Weighted- Average Remaining Contractual Term (in years)	2 years 6 months
3.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 3.00
Options Outstanding, Number of Shares	20,667
Options Outstanding Weighted- Average Remaining Contractual Term (in years)	3 years 6 months 15 days
Options Exercisable Number of Shares	20,667
Options Exercisable Weighted- Average Remaining Contractual Term (in years)	3 years 6 months 15 days
4.65
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 4.65
Options Outstanding, Number of Shares	49,327
Options Outstanding Weighted- Average Remaining Contractual Term (in years)	3 years 7 months 10 days
Options Exercisable Number of Shares	49,327
Options Exercisable Weighted- Average Remaining Contractual Term (in years)	3 years 7 months 10 days
5.85
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 5.85
Options Outstanding, Number of Shares	313,191
Options Outstanding Weighted- Average Remaining Contractual Term (in years)	3 years 7 months 10 days
Options Exercisable Number of Shares	88,173
Options Exercisable Weighted- Average Remaining Contractual Term (in years)	7 years 9 months 26 days